Intangible assets - Disclosure of intangible assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,742,854	$ 3,470,919
Additions	1,123,186	1,176,664
Acquisition		194,000
Impairment charge	(1,169,440)
Amortization	(576,440)	(10,927)
Recognition of open orders	(7,811)	(87,802)
Ending balance	4,112,350	4,742,854
Phantom System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,149,585	564,700
Additions	19,855	584,885
Acquisition		0
Impairment charge	(1,169,440)
Amortization	0	0
Recognition of open orders	0	0
Ending balance	0	1,149,585
PARA OPS System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,469,215	2,906,219
Additions	1,091,819	562,996
Acquisition		0
Impairment charge	0
Amortization	(562,640)	0
Recognition of open orders	0	0
Ending balance	3,998,394	3,469,215
PARA OPS Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,783	0
Additions	11,512	28,783
Acquisition		0
Impairment charge	0
Amortization	0	0
Recognition of open orders	0	0
Ending balance	40,295	28,783
ARWEN Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,032	0
Additions	0	0
Acquisition		44,000
Impairment charge	0
Amortization	(8,800)	(6,968)
Recognition of open orders	0	0
Ending balance	28,232	37,032
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	46,041	0
Additions	0	0
Acquisition		50,000
Impairment charge	0
Amortization	(5,000)	(3,959)
Recognition of open orders	0	0
Ending balance	41,041	46,041
Purchase Orders [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,198	0
Additions	0	0
Acquisition		100,000
Impairment charge	0
Amortization	0	0
Recognition of open orders	(7,811)	(87,802)
Ending balance	$ 4,387	$ 12,198